Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Common Stock [Member]		Common Stock [Member] Previously Reported [Member] [1]	Common Stock [Member] Change in Reporting Entity, Adjustment [Member] [1]	Common Stock [Member] Revision of Prior Period, Adjustment [Member] [1]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Change in Reporting Entity, Adjustment [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member] Change in Reporting Entity, Adjustment [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	Total		Previously Reported [Member]	Change in Reporting Entity, Adjustment [Member]	Revision of Prior Period, Adjustment [Member]
Balance at Feb. 08, 2023		$ 60													$ 60
Balance, shares at Feb. 08, 2023		6,000,000
Net income (loss)											(2,168)				(2,168)
Balance at Dec. 31, 2023		$ 60		$ 60	$ 390	$ 450			$ (390)	$ (390)	(2,168)	$ (2,168)		$ (2,168)	(2,108)		$ (2,108)		$ (2,108)
Balance, shares at Dec. 31, 2023		6,000,000		6,000,000	(1,500,000)	4,500,000
Net income (loss)														(247)					(247)
Balance at Mar. 31, 2024		$ 450	[1]				(390)				(2,415)				(2,355)
Balance, shares at Mar. 31, 2024	[1]	4,500,000
Balance at Dec. 31, 2023		$ 60		$ 60	$ 390	$ 450			(390)	(390)	(2,168)	(2,168)		(2,168)	(2,108)		(2,108)		(2,108)
Balance, shares at Dec. 31, 2023		6,000,000		6,000,000	(1,500,000)	4,500,000
Net income (loss)															(6,235)
Balance at Sep. 30, 2024		$ 450	[1]				(390)				(8,403)				(8,343)
Balance, shares at Sep. 30, 2024	[1]	4,500,000
Balance at Dec. 31, 2023		$ 60		$ 60	$ 390	$ 450			(390)	(390)	(2,168)	(2,168)		(2,168)	(2,108)		(2,108)		(2,108)
Balance, shares at Dec. 31, 2023		6,000,000		6,000,000	(1,500,000)	4,500,000
Net income (loss)											(16,198)				(16,198)
Balance at Dec. 31, 2024		$ 60		$ 60	$ 390	$ 450			(390)	(390)	(18,366)	(18,366)		(18,366)	(18,306)	[2]	(18,306)		(18,306)
Balance, shares at Dec. 31, 2024		6,000,000		6,000,000	(1,500,000)	4,500,000
Balance at Mar. 31, 2024		$ 450	[1]				(390)				(2,415)				(2,355)
Balance, shares at Mar. 31, 2024	[1]	4,500,000
Net income (loss)			[1]								346				346
Balance at Jun. 30, 2024		$ 450	[1]				(390)				(2,069)				(2,009)
Balance, shares at Jun. 30, 2024	[1]	4,500,000
Net income (loss)			[1]								(6,334)				(6,334)
Balance at Sep. 30, 2024		$ 450	[1]				(390)				(8,403)				(8,343)
Balance, shares at Sep. 30, 2024	[1]	4,500,000
Balance at Dec. 31, 2024		$ 60		$ 60	$ 390	$ 450			(390)	(390)	(18,366)	(18,366)		(18,366)	(18,306)	[2]	(18,306)		(18,306)
Balance, shares at Dec. 31, 2024		6,000,000		6,000,000	(1,500,000)	4,500,000
Net income (loss)														(985,169)					(985,169)
Stock-based compensation expense										11,667									11,667
Issuance of restricted stock awards						150				5									155
Issuance of restricted stock awards, shares	[1]	1,500,000
Balance at Mar. 31, 2025		$ 600	[1]				11,282				(1,003,535)				(991,653)
Balance, shares at Mar. 31, 2025	[1]	6,000,000
Balance at Dec. 31, 2024		$ 60		$ 60	$ 390	$ 450			$ (390)	$ (390)	(18,366)	$ (18,366)		$ (18,366)	(18,306)	[2]	$ (18,306)		$ (18,306)
Balance, shares at Dec. 31, 2024		6,000,000		6,000,000	(1,500,000)	4,500,000
Net income (loss)															(2,420,589)
Common stock and warrants issued in connection with SAFE conversion															2,306,252
Common stock and warrants issued in connection with SAFE conversion, shares		1,537,501
Sale of common stock and warrants in the private placement, net of issuance costs (Note 3), shares		5,344,623
Balance at Sep. 30, 2025		$ 1,761	[1]				9,750,942				(2,438,955)				7,313,748
Balance, shares at Sep. 30, 2025	[1]	17,611,292
Balance at Mar. 31, 2025		$ 600	[1]				11,282				(1,003,535)				(991,653)
Balance, shares at Mar. 31, 2025	[1]	6,000,000
Net income (loss)			[1]								389,417				389,417
Stock-based compensation expense			[1]				155,000								155,000
Balance at Jun. 30, 2025		$ 600	[1]				166,282				(614,118)				(447,236)
Balance, shares at Jun. 30, 2025	[1]	6,000,000
Net income (loss)			[1]								(1,824,837)				(1,824,837)
Stock-based compensation expense			[1]				1,073,333								1,073,333
Common stock and warrants issued in connection with SAFE conversion		$ 154	[1]				2,306,098								2,306,252
Common stock and warrants issued in connection with SAFE conversion, shares	[1]	1,537,501
Sale of common stock and warrants in the private placement, net of issuance costs (Note 3)	[3]	$ 534	[1]				6,420,401								6,420,935
Sale of common stock and warrants in the private placement, net of issuance costs (Note 3), shares	[1],[3]	5,344,623
Equity of Unite Acquisition 3 Corp. at the time of the exchange		$ 500	[1]				(500)				(398,116)				(398,116)
Equity of Unite Acquisition 3 Corp. at the time of the exchange, shares	[1]	5,000,000
Common stock cancelled at the time of the exchange		$ (100)	[1]				100
Common stock cancelled at the time of the exchange, shares	[1]	(1,000,000)
Recapitalization of Unite Acquisition 3 Corp. accumulated deficit at time of the exchange			[1]				(398,116)				398,116
Issuance of restricted stock awards in exchange for pre-Merger services		$ 37	[1]				183,380								183,417
Issuance of restricted stock awards in exchange for pre-Merger services, shares	[1]	370,834
Issuance of restricted stock awards in exchange for future services		$ 36	[1]				(36)
Issuance of restricted stock awards in exchange for future services, shares	[1]	358,334
Balance at Sep. 30, 2025		$ 1,761	[1]				$ 9,750,942				$ (2,438,955)				$ 7,313,748
Balance, shares at Sep. 30, 2025	[1]	17,611,292

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.
[2]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.
[3]	Includes gross proceeds of $8,016,937, less issuance costs of $1,596,002